GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of change in the carrying amount of goodwill
RMB

Balance as of April 1, 2013	23,422,850
Acquisition of Xing Wei Group (Note 18)	7,589,052
Balance as of March 31, 2014	31,011,902

Summary of company's intangible assets

	March 31, 2013
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(9,901,334)	14,225,372	10
Customer relationships	1,300,000	(442,498)	857,502	12
Total intangible assets	25,426,706	(10,343,832)	15,082,874

	March 31, 2014
					Weighted
	Gross	Accumulated		Net	Average
	carrying	amortization		carrying	Amortization
	amount	/deduction	Impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(12,117,249)	(12,009,457)	—	10
Customer relationships	1,300,000	(550,833)	—	749,167	12
Training platform	422,700	(35,225)	—	387,475	5
Contracts in progress (i)	1,225,380	(569,087)	—	656,293	—
Total intangible assets	27,074,786	(13,272,394)	(12,009,457)	1,792,935

(i)  Contracts in progress of RMB 569,087 recognized at the acquisition date were subsequently deducted from billing of RMB 735,000 upon completion of certain contracts as of March 31, 2014. The balance of RMB 656,293 will be deducted from the billing of RMB 1,911,000 upon completion of the remaining contracts.

Schedule of estimated amortization expense	As of March 31, 2014, the estimated amortization expense for the next five years is as follows:
March 31
RMB
2015	192,873
2016	192,873
2017	192,873
2018	192,873
2019	157,648